Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2015
Employee benefit plans
Net periodic benefit cost of defined benefit plans

	Millions of yen
	Six months ended September 30
	2014	2015
Service cost	¥3,882	¥4,120
Interest cost	1,545	1,046
Expected return on plan assets	(2,866)	(3,032)
Amortization of net actuarial losses	1,063	739
Amortization of prior service cost	(573)	(574)

Net periodic benefit cost	¥3,051	¥2,299

	Millions of yen
	Three months ended September 30
	2014	2015
Service cost	¥1,945	¥2,089
Interest cost	772	523
Expected return on plan assets	(1,433)	(1,516)
Amortization of net actuarial losses	589	364
Amortization of prior service cost	(285)	(287)

Net periodic benefit cost	¥1,588	¥1,173